UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
August 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--32.7%	Rate (%)	Date	Amount ($)	Value ($)
Asset - Backed Certificates--.2%
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	197,111 a	199,610
CNH Equipment Trust,
Ser. 2010-B, Cl. B	3.12	2/15/17	395,000	394,233
Morgan Stanley Capital,
Ser. 2005-WMC4, Cl. M2	0.70	4/25/35	28,691 a	28,656
Securitized Asset Backed
Receivables, Ser. 2005-FR2,
Cl. M1	0.70	3/25/35	29,373 a	29,320
				651,819
Asset-Backed Ctfs./Auto Receivables--.9%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. B	3.29	3/15/15	315,000 b	325,242
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. B	3.72	11/17/14	480,000	491,216
Americredit Automobile Receivables
Trust, Ser. 2010-1, Cl. C	5.19	8/17/15	90,000	94,983
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. B	5.35	9/9/13	210,000	216,141
Carmax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	75,000	77,710
Ford Credit Auto Owner Trust,
Ser. 2010-A, Cl. C	3.22	3/15/16	310,000	323,086
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	100,000	103,503
Franklin Auto Trust,
Ser. 2008-A, Cl. B	6.10	5/20/16	235,000 b	242,031
Santander Drive Auto Receivables
Trust, Ser. 2010-1, Cl. A3	1.84	11/17/14	505,000	506,911
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	100,000	99,750
				2,480,573
Asset-Backed Ctfs./Home Equity Loans--.3%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	128,742 a	132,798
Bear Stearns Asset Backed
Securities Trust,

Ser. 2005-EC1, Cl. A2	0.51	11/25/35	77,773 a	75,511
Bear Stearns Asset Backed
Securities Trust,
Ser. 2005-HE7, Cl. M1	0.78	7/25/35	253,028 a	243,000
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.69	5/25/35	48,663 a	48,510
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.71	7/25/35	57,157 a	56,884
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.39	1/25/36	6,571 a	6,478
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.52	11/25/35	210,516 a	206,299
				769,480
Asset-Backed Ctfs./Manufactured Housing--.0%
Conseco Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	4,715	4,727

Commercial Mortgage Pass-Through Ctfs.--2.3%
Banc of America Commercial
Mortgage, Ser. 2003-1, Cl. A1	3.88	9/11/36	291,137	294,406
Banc of America Commercial
Mortgage, Ser. 2004-6, Cl. A5	4.81	12/10/42	575,000	609,873
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	390,580 a	400,104
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	335,000 a	364,057
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-T22,
Cl. A4	5.68	4/12/38	275,000 a	304,415
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-PW17,
Cl. AAB	5.70	6/11/50	275,000	299,766
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	175,000 a	192,378
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.88	9/11/38	100,000 a	110,226
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. A2	5.02	8/15/38	34,032	34,052
First Union National Bank
Commercial Mortgage,

Ser. 2001-C2, Cl. A2	6.66	1/12/43	124,440	125,880
GE Capital Commercial Mortgage,
Ser. 2004-C2, Cl. A4	4.89	3/10/40	600,000	637,118
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	0.74	3/6/20	560,000 a,b	499,127
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	145,000 a	155,783
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. B	7.15	12/5/27	100,000 b	118,473
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	435,000 a,b	495,811
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C7, Cl. A4	5.20	11/15/30	440,000 a	481,607
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.39	11/12/37	24,653 a	24,796
RBSCF Trust,
Ser. 2010-MB1, Cl. B	4.79	4/15/24	480,000 a,b	505,773
RBSCF Trust,
Ser. 2010-MB1, Cl. C	4.82	4/15/24	125,000 a,b	126,124
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.04	8/15/39	415,000 a	463,176
Vornado,
Ser. 2010-VN0, Cl. B	4.74	9/13/28	150,000 b	154,983
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	21,512	21,907
				6,419,835
Consumer Staples--.6%
Altria Group,
Gtd. Notes	9.70	11/10/18	385,000	510,030
Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	145,000 b	209,280
Anheuser-Busch,
Gtd. Notes	5.05	10/15/16	170,000	189,830
Diageo Capital,
Gtd. Bonds	4.83	7/15/20	315,000	358,057
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	105,000	116,588
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	325,000	402,098
				1,785,883
Diversified Financial Services--3.0%

American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	195,000	214,495
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	230,000	263,663
Ameriprise Financial,
Sr. Unscd. Notes	5.30	3/15/20	75,000	82,623
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	695,000	717,351
Bank of America,
Sr. Unscd. Notes	7.38	5/15/14	600,000	685,489
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	250,000	317,159
Capital One Financial,
Sr. Unscd. Notes	6.75	9/15/17	185,000	219,705
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	145,000	146,617
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	330,000	350,585
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	405,000	437,735
Citigroup,
Unscd. Notes	8.50	5/22/19	200,000	244,948
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	40,000	40,735
Credit Suisse,
Sub. Notes	5.40	1/14/20	350,000	369,152
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	90,000 b	100,735
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	90,000 b	104,581
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	685,000 b	807,405
General Electric Capital,
Sr. Unscd. Notes	4.38	9/21/15	520,000	558,681
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	475,000 b	500,395
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	405,000	379,830
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	184,000	198,126
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	285,000	324,128
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	30,000	32,083
Morgan Stanley,

Sr. Unscd. Notes	5.50	1/26/20	335,000	339,855
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	95,000	101,977
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	395,000 b	455,920
UBS AG/Stamford,
Sr. Unscd. Notes	4.88	8/4/20	250,000	260,547
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	325,000	367,582
				8,622,102
Foreign/Governmental--.4%
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	85,000	96,298
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	100,000	127,374
Republic of Peru,
Sr. Unscd. Bonds	6.55	3/14/37	445,000	531,775
Russia Foreign Bond,
Sr. Unscd. Bonds	5.00	4/29/20	480,000 b,c	492,000
				1,247,447
Health Care--.1%
Quest Diagnostic,
Gtd. Notes	5.75	1/30/40	250,000	258,487

Industrial--.4%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	80,000	86,101
Hutchison Whampoa International,
Gtd. Notes	5.75	9/11/19	305,000 b	337,804
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	100,000 b	123,695
Republic Services,
Gtd. Notes	5.50	9/15/19	230,000	258,646
Waste Management,
Sr. Unscd. Notes	7.00	7/15/28	45,000	54,496
Waste Management,
Gtd. Notes	7.38	5/15/29	285,000	357,936
				1,218,678
Insurance--.7%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000	51,198
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	220,000	260,555
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	37,000	37,456

Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	159,000	173,664
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	205,000	262,180
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	180,000	226,034
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	205,000	266,286
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	390,000	418,814
Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	60,000	68,953
Willis North America,
Gtd. Notes	6.20	3/28/17	25,000	26,530
Willis North America,
Gtd. Notes	7.00	9/29/19	245,000	270,696
				2,062,366
Materials--.3%
Arcelormittal,
Sr. Unscd. Notes	5.25	8/5/20	240,000	235,555
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	390,000	485,299
				720,854
Media & Telecommunications--1.5%
AT&T,
Sr. Unscd. Notes	6.55	2/15/39	355,000	422,174
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	180,000	203,855
Comcast,
Gtd. Notes	6.30	11/15/17	80,000	94,511
Comcast,
Gtd. Notes	6.50	11/15/35	135,000	155,101
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000 b	415,960
DirecTV Holdings,
Gtd. Notes	6.00	8/15/40	370,000	390,803
Discovery Communications,
Gtd. Notes	5.63	8/15/19	100,000	112,804
NBC Universal,
Sr. Unscd. Notes	5.15	4/30/20	240,000 b	258,826
News America,
Gtd. Notes	6.65	11/15/37	435,000	505,600
Reed Elsevier Capital,
Gtd. Notes	8.63	1/15/19	240,000	316,143

Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	410,000	436,226
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	335,000	382,594
Time Warner,
Gtd. Notes	5.88	11/15/16	424,000	492,842
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	70,000	84,705
				4,272,144
Municipal Bonds--.8%
California
GO (Build America Bonds)
(Various Purpose)	7.55	4/1/39	255,000	289,915
Chicago Transit Authority,
Sales Tax Receipts Revenue
(Build America Bonds)	6.20	12/1/40	315,000	323,820
Illinois,
GO	4.42	1/1/15	270,000	275,648
Los Angeles Department of Water
and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000	125,192
Los Angeles Unified School
District, GO (Build America
Bonds)	6.76	7/1/34	215,000	244,120
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Build America Bonds)	6.09	11/15/40	10,000	10,724
Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000	244,352
New Jersey Transportation Trust
Fund Authority,
(Transportation System) (Build
America Bonds)	6.56	12/15/40	230,000	263,143
New York City
GO (Build America Bonds)	5.99	12/1/36	250,000	268,898
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	305,000	230,504
				2,276,316
Office And Business Equipment--.1%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	75,000	80,068
Xerox,

Sr. Unscd. Notes	5.65	5/15/13	105,000	114,783
				194,851
Oil & Gas--.7%
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000	276,911
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	215,000	265,636
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	315,000	372,662
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	76,000	96,746
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	320,000	386,073
Petroleos Mexicanos,
Gtd. Bonds	5.50	1/21/21	80,000 b	83,908
Petroleos Mexicanos,
Bonds	6.63	6/15/35	140,000 b	152,948
Plains All American Pipeline,
Gtd. Notes	5.75	1/15/20	245,000	271,044
Valero Energy,
Sr. Unscd. Notes	6.13	2/1/20	130,000	142,088
				2,048,016
Real Estate--.9%
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	245,000	273,553
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	45,000	50,352
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	195,000	229,486
ERP Operating,
Sr. Unscd. Notes	5.75	6/15/17	100,000	113,053
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000	286,702
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	255,000	265,468
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	135,000	145,581
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	100,000	103,823
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	50,000	54,325
Regency Centers,
Gtd. Notes	5.25	8/1/15	20,000	21,430
Regency Centers,
Gtd. Notes	5.88	6/15/17	415,000	450,308

Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	224,000	267,737
WEA Finance,
Gtd. Notes	7.13	4/15/18	295,000 b	350,859
				2,612,677
Residential Mortgage Pass-Through Ctfs.--.1%
CS First Boston Mortgage
Securities, Ser. 2005-6,
Cl. 1A2	0.53	7/25/35	172,462 a	163,355

Retail--.3%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	225,000	250,968
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	216,000 b	270,379
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	212,000	227,122
Staples,
Gtd. Notes	9.75	1/15/14	170,000	211,185
				959,654
U.S. Government Agencies/Mortgage-Backed--12.7%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			8,912 d	8,890
4.50%, 1/1/39 - 2/1/40			1,736,917 d	1,824,842
5.00%, 1/1/23 - 8/1/39			5,297,524 d	5,652,143
5.50%, 4/1/22 - 7/1/40			5,911,558 d	6,329,038
6.00%, 9/1/37 - 3/1/38			859,317 d	924,663
Federal National Mortgage Association:
4.50%, 2/1/38 - 2/1/39			3,820,069 d	4,020,931
5.00%, 8/1/20 - 4/1/40			7,158,141 d	7,629,329
5.50%, 9/1/34 - 7/1/40			6,957,176 d	7,468,269
6.00%, 5/1/22 - 5/1/39			1,996,540 d	2,154,211
8.00%, 3/1/30			143 d	166
Government National Mortgage Association I:
5.50%, 4/15/33			131,251	142,976
				36,155,458
U.S. Government Securities--5.3%
U.S. Treasury Bonds
4.25%, 5/15/39			646,000	729,778
U.S. Treasury Notes:
1.38%, 9/15/12			4,270,000	4,346,062
2.75%, 5/31/17			1,400,000	1,478,093
3.38%, 11/15/19			1,440,000	1,555,538
4.13%, 5/15/15			6,065,000	6,866,247
				14,975,718

Utilities--1.1%
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	225,000	240,806
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	95,000	109,598
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 07-A	6.30	8/15/37	495,000	605,728
Consumers Energy,
First Mortgage Bonds	6.70	9/15/19	200,000	247,727
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000	111,054
Enel Finance International,
Gtd. Notes	5.70	1/15/13	185,000 b	199,482
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	223,000	261,712
Nevada Power,
Mortgage Notes	6.50	8/1/18	270,000	325,459
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	55,000	68,087
NiSource Finance,
Gtd. Notes	6.40	3/15/18	230,000	264,445
Potomac Electric Power,
First Mortgage Bonds	6.50	11/15/37	200,000	256,394
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000	30,528
Virginia Electric & Power,
Sr. Unscd. Notes	5.40	4/30/18	205,000	239,134
				2,960,154
Total Bonds and Notes
(cost $87,552,132)				92,860,594

Common Stocks--66.3%			Shares	Value ($)
Consumer Discretionary--8.5%
Abercrombie & Fitch, Cl. A			12,520 c	433,192
Amazon.com			12,320 e	1,537,906
Autoliv			21,610	1,169,965
Carnival			45,953	1,432,815
DIRECTV, Cl. A			14,030 e	532,018
Home Depot			84,357	2,345,968
Johnson Controls			51,010	1,353,295
Las Vegas Sands			12,900 c,e	365,457
Macy's			21,750	422,820
Mattel			51,580	1,082,664
Newell Rubbermaid			65,990 c	991,170
News, Cl. A			262,150	3,295,225

Nordstrom	42,030	1,215,508
NVR	630 e	380,621
Omnicom Group	37,600	1,316,376
Staples	22,660	402,668
Target	44,390	2,270,992
Time Warner	92,333	2,768,143
Toll Brothers	26,110 e	451,181
Whirlpool	4,500	333,720
		24,101,704
Consumer Staples--5.6%
Archer-Daniels-Midland	7,320	225,310
Clorox	25,740	1,668,467
CVS Caremark	55,691	1,503,657
Dr. Pepper Snapple Group	11,420	420,484
Energizer Holdings	32,620 e	2,056,691
Nestle, ADR	26,150	1,348,033
PepsiCo	68,425	4,391,516
Philip Morris International	55,335	2,846,432
Unilever, ADR	58,250	1,547,120
		16,007,710
Energy--8.8%
Alpha Natural Resources	19,580 e	727,005
Anadarko Petroleum	33,350	1,533,767
Apache	5,940	533,709
Cameron International	32,670 e	1,201,603
Chevron	24,144	1,790,519
ConocoPhillips	60,930	3,194,560
ENSCO, ADR	23,400	962,442
EOG Resources	31,910	2,772,022
Exxon Mobil	14,730	871,427
Hess	29,712	1,493,028
Newfield Exploration	28,430 e	1,364,924
Occidental Petroleum	73,840	5,396,227
Peabody Energy	4,930	211,004
QEP Resources	27,670	803,260
Schlumberger	29,340	1,564,702
Valero Energy	36,730	579,232
		24,999,431
Exchange Traded Funds--.4%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	11,880	1,251,083

Financial--12.0%
American Express	50,510	2,013,834
Ameriprise Financial	21,870	953,095

AON	19,420	703,781
Bank of America	384,780	4,790,511
Capital One Financial	47,970	1,816,144
Citigroup	209,720 e	780,158
Comerica	23,400	805,194
Fidelity National Financial, Cl. A	25,650	372,181
Franklin Resources	7,710	744,092
Genworth Financial, Cl. A	103,760 e	1,123,721
Goldman Sachs Group	14,550	1,992,477
JPMorgan Chase & Co.	160,604	5,839,561
Lincoln National	34,640	809,190
Marsh & McLennan	28,540	676,969
MetLife	71,127	2,674,375
Morgan Stanley	55,300	1,365,357
PNC Financial Services Group	12,210	622,222
Prudential Financial	14,230	719,611
State Street	11,460	402,017
SunTrust Banks	24,670	554,828
TD Ameritrade Holding	37,380 e	546,122
Wells Fargo & Co.	141,582	3,334,256
XL Group	20,530	367,692
		34,007,388
Health Care--8.0%
AmerisourceBergen	64,910	1,770,745
Amgen	16,190 e	826,338
Amylin Pharmaceuticals	64,480 e	1,324,419
Baxter International	10,140	431,558
CIGNA	43,570	1,403,825
Covidien	16,101	569,009
Dendreon	14,390 e	515,738
Gilead Sciences	23,390 e	745,205
Hospira	14,800 e	760,128
Human Genome Sciences	48,460 c,e	1,409,701
King Pharmaceuticals	58,190 e	506,835
McKesson	7,450	432,473
Mednax	9,340 e	432,816
Merck & Co.	79,953	2,811,147
Pfizer	314,177	5,004,840
St. Jude Medical	14,080 e	486,746
Thermo Fisher Scientific	20,090 e	846,191
UnitedHealth Group	33,760	1,070,867
Universal Health Services, Cl. B	9,210	289,194
Zimmer Holdings	22,230 e	1,048,589
		22,686,364
Industrial--6.5%

AMR	63,590 e	388,535
Caterpillar	37,610	2,450,668
Cummins	20,140	1,498,617
Dover	53,173	2,380,023
Eaton	5,870	407,848
General Electric	181,950	2,634,636
Honeywell International	10,300	402,627
Ingersoll-Rand	21,320	693,540
Norfolk Southern	28,810	1,546,521
Paccar	9,730	398,833
Pitney Bowes	49,730	956,805
Raytheon	26,790	1,176,617
Rockwell Collins	7,910	426,586
Stanley Black & Decker	9,720	521,381
Textron	43,250 c	738,277
Tyco International	17,625	657,060
Union Pacific	8,223	599,786
United Technologies	9,390	612,322
		18,490,682
Information Technology--9.4%
Allscripts Healthcare Solutions	45,290 e	756,796
AOL	35,483 e	788,432
Apple	14,391 e	3,502,338
BMC Software	43,460 e	1,567,168
Cisco Systems	144,678 e	2,900,794
EMC	48,300 e	880,992
Google, Cl. A	3,680 e	1,656,074
Hewlett-Packard	18,048	694,487
Informatica	50,080 e	1,610,573
International Business Machines	11,750	1,447,952
Microsoft	133,940	3,144,911
NetApp	31,760 e	1,284,374
Oracle	86,430	1,891,088
QUALCOMM	77,080	2,952,935
Teradata	50,701 e	1,659,951
		26,738,865
Materials--1.9%
Air Products & Chemicals	5,930	438,998
CF Industries Holdings	20,070	1,856,475
Dow Chemical	17,130	417,458
E.I. du Pont de Nemours & Co.	35,380	1,442,443
Freeport-McMoRan Copper & Gold	12,530	901,909
International Paper	17,180	351,503
		5,408,786
Telecommunication Services--2.9%

AT & T	211,714	5,722,629
Motorola	224,300 e	1,688,979
Verizon Communications	29,560	872,316
		8,283,924
Utilities--2.3%
American Electric Power	18,760	664,292
Entergy	25,810	2,034,860
NextEra Energy	39,350	2,114,275
Public Service Enterprise Group	42,700	1,364,692
Questar	26,370	429,304
		6,607,423
Total Common Stocks
(cost $205,490,322)		188,583,360

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,166,000)	3,166,000 [f]	3,166,000

Investment of Cash Collateral for
Securities Loaned--1.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $4,795,484)	4,795,484 [f]	4,795,484

Total Investments (cost $301,003,938)	101.8%	289,405,438
Liabilities, Less Cash and Receivables	(1.8%)	(5,141,193)
Net Assets	100.0%	284,264,245

ADR - American Depository Receipts
a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, these securities had a total market value of $7,331,741 or 2.6% of net assets.
c	Security, or portion thereof, on loan. At August 31, 2010, the total market value of the fund's securities on loan is $3,836,886 and the total market value of the collateral held by the fund is $4,795,484.
d	On September 7, 2008, the Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
e	Non-income producing security.
f	Investment in affiliated money market mutual fund.

At August 31, 2010, the aggregate cost of investment securities for income tax purposes was $301,003,938.

Net unrealized depreciation on investments was $11,598,500 of which $11,435,222 related to appreciated investment securities and $23,033,722 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Common Stocks	66.3
U.S. Government & Agencies	18.0
Corporate Bonds	9.7
Asset/Mortgage-Backed	3.8
Money Market Investments	2.8
Municipal Bonds	.8
Foreign/Governmental	.4
101.8

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

       Level 1 - unadjusted quoted prices in active markets for identical investments.
       Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
       Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Asset-Backed	-	3,906,599	-	3,906,599
Commercial Mortgage-Backed	-	6,419,835	-	6,419,835
Corporate Bonds+	-	27,715,866	-	27,715,866
Equity Securities - Domestic+	182,304,717	-	-	182,304,717
Equity Securities - Foreign+	5,027,560	-	-	5,027,560
Foreign Government	-	1,247,447	-	1,247,447
Municipal Bonds	-	2,276,316	-	2,276,316
Mutual Funds/Exchange Traded Funds	9,212,567	-	-	9,212,567
Residential Mortgage-Backed	-	163,355	-	163,355
U.S. Government Agencies/Mortgage-Backed	-	36,155,458	-	36,155,458
U.S. Treasury	-	14,975,718	-	14,975,718

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended August 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	October 26, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)